INTANGIBLE ASSETS, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 841	¥ 5,277	¥ 5,095	$ 3,145	¥ 20,465	¥ 40,188	¥ 65,379
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months					21,454
2019		19,401			19,812
2020		18,974			19,366
2021		18,699			19,080
2022		18,699			¥ 19,080
Finite lived intangible assets amortization expense		¥ 15,756